Income Per Share (Tables)	12 Months Ended
Dec. 31, 2011
Income Per Share [Abstract]
Components of the calculation of income per share

	For the Years Ended December 31,
	2011	2010	2009
Income from continuing operations	$1,406	$1,337	$955
Losses from discontinued operations	—	(216)	—

Net income	$1,406	$1,121	$955

Basic weighted average shares, in thousands	582,320	582,996	582,761
Effect of dilutive potential shares:
Stock units	3,063	1,858	891

Diluted weighted average shares, in thousands	585,383	584,854	583,652